UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08518

Gabelli Gold Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Gold Fund, Inc.

Class AAA - GOLDX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Gold Fund’s investment objective is to provide investors with long term capital appreciation. The Fund’s investment strategy is to invest at least 80% of its net assets in equity securities of foreign and domestic issuers principally engaged in gold related activities and gold bullion. In selecting investments for the Fund, Gabelli Funds, LLC (the Adviser), focuses on stocks that are undervalued, but appear to have favorable prospects for growth. Factors considered include capitalization per ounce of gold production, capitalization per ounce of recoverable reserves, quality of management, and the issuer’s ability to create shareholder wealth. You may find additional information about the Fund at https://gabelli.com/ticker/GOLDX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class AAA	$264	1.44%

How did the Fund perform?

For the year ended December 31, 2025, the Gabelli Gold Fund outperformed its benchmarks, the S&P 500, Philadelphia Gold & Silver, and NYSE Arca Gold Miners Indices. For 2025, the gold price appreciated by almost 65% and ended the year at $4,319 per ounce. Gold is a major beneficiary of the current macroeconomic and geopolitical uncertainty. This was the best annual price rise for gold, with 1979 being the one exception, since the U.S. ended the dollar’s link to gold in 1971. Contributors to performance included Newmont Corporation, Kinross Gold Corporation, and Lundin Gold. Detractors included Pantoro Gold Limited, Victoria Gold Corp., and Falco Resources.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Gabelli Gold Fund, Inc. - Class AAA	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
12/15	10,000	10,000	10,000	10,000
12/16	15,346	11,196	17,487	15,326
12/17	16,301	13,640	19,018	17,059
12/18	13,888	13,043	15,897	15,418
12/19	19,990	17,150	24,300	21,542
12/20	25,250	20,305	33,053	26,389
12/21	22,985	26,135	30,847	23,521
12/22	20,452	21,402	28,713	21,105
12/23	22,056	27,029	30,419	22,965
12/24	25,346	33,791	33,705	25,066
12/25	67,741	39,833	85,205	64,011

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class AAA	167.26%	21.82%	21.08%
S&P 500 Index	17.88%	14.42%	14.82%
Philadelphia Gold & Silver Index	152.80%	20.89%	23.91%
NYSE Arca Gold Miners Index	159.07%	21.79%	22.26%

Fund Statistics

  Total Net Assets$785,480,290
  Number of Portfolio Holdings59
  Portfolio Turnover Rate24%
  Management Fees$5,291,965

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GOLDX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	6.3%
Kinross Gold Corp.	5.2%
Agnico Eagle Mines Ltd., Toronto	5.1%
Endeavour Mining plc	4.3%
Alamos Gold Inc., Toronto	3.8%
Artemis Gold Inc.	3.0%
Anglogold Ashanti plc	2.9%
G Mining Ventures Corp.	2.9%
Lundin Gold Inc.	2.9%

Portfolio Weighting (% of net assets)

Common Stocks	102.3%
Warrants	0.1%
Other Assets and Liabilities (Net)	(2.4)%

Industry Allocation (% of net assets)

120%
100%
80%
60%
40%
20%
0%
-20%
-40%
102.4%
(2.4)%
Metals and Mining
Other Assets and Liabilities (Net)

Industry Weighting	.
Metals and Mining	102.4%
Other Assets and Liabilities (Net)	(2.4)%

Gabelli Gold Fund, Inc.

Annual Shareholder Report - December 31, 2025

Class AAA - GOLDX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GOLDX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GOLDX-25-ATSR

Gabelli Gold Fund, Inc.

Class C - GLDCX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Gold Fund’s investment objective is to provide investors with long term capital appreciation. The Fund’s investment strategy is to invest at least 80% of its net assets in equity securities of foreign and domestic issuers principally engaged in gold related activities and gold bullion. In selecting investments for the Fund, Gabelli Funds, LLC (the Adviser), focuses on stocks that are undervalued, but appear to have favorable prospects for growth. Factors considered include capitalization per ounce of gold production, capitalization per ounce of recoverable reserves, quality of management, and the issuer’s ability to create shareholder wealth. You may find additional information about the Fund at https://gabelli.com/ticker/GLDCX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class C	$400	2.19%

How did the Fund perform?

For the year ended December 31, 2025, the Gabelli Gold Fund outperformed its benchmarks, the S&P 500, Philadelphia Gold & Silver, and NYSE Arca Gold Miners Indices. For 2025, the gold price appreciated by almost 65% and ended the year at $4,319 per ounce. Gold is a major beneficiary of the current macroeconomic and geopolitical uncertainty. This was the best annual price rise for gold, with 1979 being the one exception, since the U.S. ended the dollar’s link to gold in 1971. Contributors to performance included Newmont Corporation, Kinross Gold Corporation, and Lundin Gold. Detractors included Pantoro Gold Limited, Victoria Gold Corp., and Falco Resources.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Gabelli Gold Fund, Inc. - Class C	Gabelli Gold Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
12/15	10,000	10,000	10,000	10,000	10,000
12/16	15,245	15,145	11,196	17,487	15,326
12/17	16,065	15,960	13,640	19,018	17,059
12/18	13,591	13,502	13,043	15,897	15,418
12/19	19,412	19,285	17,150	24,300	21,542
12/20	24,343	24,183	20,305	33,053	26,389
12/21	21,984	21,840	26,135	30,847	23,521
12/22	19,421	19,293	21,402	28,713	21,105
12/23	20,786	20,650	27,029	30,419	22,965
12/24	23,715	23,559	33,791	33,705	25,066
12/25	62,885	62,472	39,833	85,205	64,011

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class C	165.17%	20.90%	20.19%
Gabelli Gold Fund, Inc. - Class C (includes sales charge)	164.17%	20.90%	20.19%
S&P 500 Index	17.88%	14.42%	14.82%
Philadelphia Gold & Silver Index	152.80%	20.89%	23.91%
NYSE Arca Gold Miners Index	159.07%	21.79%	22.26%

Fund Statistics

  Total Net Assets$785,480,290
  Number of Portfolio Holdings59
  Portfolio Turnover Rate24%
  Management Fees$5,291,965

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GLDCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	6.3%
Kinross Gold Corp.	5.2%
Agnico Eagle Mines Ltd., Toronto	5.1%
Endeavour Mining plc	4.3%
Alamos Gold Inc., Toronto	3.8%
Artemis Gold Inc.	3.0%
Anglogold Ashanti plc	2.9%
G Mining Ventures Corp.	2.9%
Lundin Gold Inc.	2.9%

Portfolio Weighting (% of net assets)

Common Stocks	102.3%
Warrants	0.1%
Other Assets and Liabilities (Net)	(2.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	102.4%
Other Assets and Liabilities (Net)	(2.4)%

Gabelli Gold Fund, Inc.

Annual Shareholder Report - December 31, 2025

Class C - GLDCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GLDCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GLDCX-25-ATSR

Gabelli Gold Fund, Inc.

Class I - GLDIX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Gold Fund’s investment objective is to provide investors with long term capital appreciation. The Fund’s investment strategy is to invest at least 80% of its net assets in equity securities of foreign and domestic issuers principally engaged in gold related activities and gold bullion. In selecting investments for the Fund, Gabelli Funds, LLC (the Adviser), focuses on stocks that are undervalued, but appear to have favorable prospects for growth. Factors considered include capitalization per ounce of gold production, capitalization per ounce of recoverable reserves, quality of management, and the issuer’s ability to create shareholder wealth. You may find additional information about the Fund at https://gabelli.com/ticker/GLDIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class I	$219	1.19%

How did the Fund perform?

For the year ended December 31, 2025, the Gabelli Gold Fund outperformed its benchmarks, the S&P 500, Philadelphia Gold & Silver, and NYSE Arca Gold Miners Indices. For 2025, the gold price appreciated by almost 65% and ended the year at $4,319 per ounce. Gold is a major beneficiary of the current macroeconomic and geopolitical uncertainty. This was the best annual price rise for gold, with 1979 being the one exception, since the U.S. ended the dollar’s link to gold in 1971. Contributors to performance included Newmont Corporation, Kinross Gold Corporation, and Lundin Gold. Detractors included Pantoro Gold Limited, Victoria Gold Corp., and Falco Resources.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $50,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $50,000 Investment

	Gabelli Gold Fund, Inc. - Class I	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
12/15	50,000	50,000	50,000	50,000
12/16	76,985	55,980	87,435	76,630
12/17	81,966	68,200	95,091	85,297
12/18	69,950	65,213	79,483	77,091
12/19	100,958	85,749	121,501	107,712
12/20	127,884	101,527	165,263	131,947
12/21	116,694	130,675	154,233	117,604
12/22	104,115	107,010	143,565	105,527
12/23	112,537	135,143	152,095	114,823
12/24	129,688	168,955	168,523	125,330
12/25	347,375	199,165	426,027	320,055

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class I	167.85%	22.12%	21.39%
S&P 500 Index	17.88%	14.42%	14.82%
Philadelphia Gold & Silver Index	152.80%	20.89%	23.91%
NYSE Arca Gold Miners Index	159.07%	21.79%	22.26%

Fund Statistics

  Total Net Assets$785,480,290
  Number of Portfolio Holdings59
  Portfolio Turnover Rate24%
  Management Fees$5,291,965

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GLDIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	6.3%
Kinross Gold Corp.	5.2%
Agnico Eagle Mines Ltd., Toronto	5.1%
Endeavour Mining plc	4.3%
Alamos Gold Inc., Toronto	3.8%
Artemis Gold Inc.	3.0%
Anglogold Ashanti plc	2.9%
G Mining Ventures Corp.	2.9%
Lundin Gold Inc.	2.9%

Portfolio Weighting (% of net assets)

Common Stocks	102.3%
Warrants	0.1%
Other Assets and Liabilities (Net)	(2.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	102.4%
Other Assets and Liabilities (Net)	(2.4)%

Gabelli Gold Fund, Inc.

Annual Shareholder Report - December 31, 2025

Class I - GLDIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GLDIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GLDIX-25-ATSR

Gabelli Gold Fund, Inc.

Class A - GLDAX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Gold Fund’s investment objective is to provide investors with long term capital appreciation. The Fund’s investment strategy is to invest at least 80% of its net assets in equity securities of foreign and domestic issuers principally engaged in gold related activities and gold bullion. In selecting investments for the Fund, Gabelli Funds, LLC (the Adviser), focuses on stocks that are undervalued, but appear to have favorable prospects for growth. Factors considered include capitalization per ounce of gold production, capitalization per ounce of recoverable reserves, quality of management, and the issuer’s ability to create shareholder wealth. You may find additional information about the Fund at https://gabelli.com/ticker/GLDAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class A	$264	1.44%

How did the Fund perform?

For the year ended December 31, 2025, the Gabelli Gold Fund outperformed its benchmarks, the S&P 500, Philadelphia Gold & Silver, and NYSE Arca Gold Miners Indices. For 2025, the gold price appreciated by almost 65% and ended the year at $4,319 per ounce. Gold is a major beneficiary of the current macroeconomic and geopolitical uncertainty. This was the best annual price rise for gold, with 1979 being the one exception, since the U.S. ended the dollar’s link to gold in 1971. Contributors to performance included Newmont Corporation, Kinross Gold Corporation, and Lundin Gold. Detractors included Pantoro Gold Limited, Victoria Gold Corp., and Falco Resources.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Gabelli Gold Fund, Inc. - Class A	Gabelli Gold Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
12/15	10,000	10,000	10,000	10,000	10,000
12/16	15,352	14,469	11,196	17,487	15,326
12/17	16,304	14,483	13,640	19,018	17,059
12/18	13,892	11,632	13,043	15,897	15,418
12/19	19,991	15,775	17,150	24,300	21,542
12/20	25,261	18,786	20,305	33,053	26,389
12/21	23,000	16,121	26,135	30,847	23,521
12/22	20,459	13,515	21,402	28,713	21,105
12/23	22,061	13,736	27,029	30,419	22,965
12/24	25,350	14,876	33,791	33,705	25,066
12/25	67,759	37,476	39,833	85,205	64,011

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class A	167.30%	21.82%	21.09%
Gabelli Gold Fund, Inc. - Class A (includes sales charge)	151.93%	20.38%	20.37%
S&P 500 Index	17.88%	14.42%	14.82%
Philadelphia Gold & Silver Index	152.80%	20.89%	23.91%
NYSE Arca Gold Miners Index	159.07%	21.79%	22.26%

Fund Statistics

  Total Net Assets$785,480,290
  Number of Portfolio Holdings59
  Portfolio Turnover Rate24%
  Management Fees$5,291,965

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GLDAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	6.3%
Kinross Gold Corp.	5.2%
Agnico Eagle Mines Ltd., Toronto	5.1%
Endeavour Mining plc	4.3%
Alamos Gold Inc., Toronto	3.8%
Artemis Gold Inc.	3.0%
Anglogold Ashanti plc	2.9%
G Mining Ventures Corp.	2.9%
Lundin Gold Inc.	2.9%

Portfolio Weighting (% of net assets)

Common Stocks	102.3%
Warrants	0.1%
Other Assets and Liabilities (Net)	(2.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	102.4%
Other Assets and Liabilities (Net)	(2.4)%

Gabelli Gold Fund, Inc.

Annual Shareholder Report - December 31, 2025

Class A - GLDAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GLDAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GLDAX-25-ATSR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $35,600 for 2024 and $36,600 for 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,104 for 2024 and $5,500 for 2025.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $3,781 for 2024 and $3,281 for 2025. These fees relate to PFIC Analyzer services.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	0%

(d)	0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $42,754 for 2024 and $43,950 for 2025.

(h)	The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

Gabelli Gold Fund, Inc.

Annual Report — December 31, 2025

(Y)our Portfolio Management Team

Caesar M. P. Bryan Portfolio Manager	Christopher Mancini Co-Portfolio Manager

To Our Shareholders,

For the year ended December 31, 2025, the net asset value (NAV) total return per Class AAA Share of the Gabelli Gold Fund, Inc. was 167.3% compared with a total return of 152.8% for the Philadelphia Gold & Silver Index (XAU) and 159.1% for the NYSE Arca Gold Miners Index (GDM). Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

Gabelli Gold Fund, Inc.

North America	74.4%
Asia/Pacific Rim	19.6%
Europe	7.2%
South Africa	1.2%
Other Assets and Liabilities (Net)	(2.4)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Gold Fund, Inc.

Schedule of Investments — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 102.3%
	Metals and Mining — 102.3%
	Asia/Pacific Rim — 19.6%
267,117	Anglogold Ashanti plc	$7,368,336	$22,779,738
5,500,000	Bellevue Gold Ltd.†	4,372,952	6,258,075
1,675,000	Evolution Mining Ltd.	4,388,260	14,173,847
2,756,586	Northern Star Resources Ltd.	17,406,147	49,172,713
1,500,000	Pantoro Gold Ltd.†	4,918,567	4,895,012
3,595,000	Perseus Mining Ltd., Australia	1,369,459	13,627,020
9,605,264	Predictive Discovery Ltd.†	1,323,438	4,711,403
3,300,000	Ramelius Resources Ltd.	6,266,748	9,161,381
1,954,167	Tolu Minerals Ltd.†	1,131,044	1,721,430
1,571,042	Westgold Resources Ltd., Australia	1,418,469	6,751,920
4,997,520	Westgold Resources Ltd., Toronto	9,265,726	21,008,845
		59,229,146	154,261,384
	Europe — 7.2%
648,960	Endeavour Mining plc	11,581,832	33,418,449
275,000	Fresnillo plc	3,378,145	12,358,680
1,500,000	Hochschild Mining plc	4,078,881	10,382,585
		19,038,858	56,159,714
	North America — 74.3%
37,204	Agnico Eagle Mines Ltd., New York	1,806,482	6,307,194
235,859	Agnico Eagle Mines Ltd., Toronto	8,094,192	39,997,480
2,675	Alamos Gold Inc., New York, Cl. A	15,631	103,202
775,250	Alamos Gold Inc., Toronto, Cl. A	3,161,735	29,935,704
3,700,000	Americas Gold & Silver Corp.†	3,639,413	18,977,815
120,000	Americas Gold & Silver Corp., Toronto†	480,000	584,722
935,000	Aris Mining Corp.†	7,132,182	15,163,819
890,000	Artemis Gold Inc.†	4,067,478	23,790,827
375,000	Aya Gold & Silver Inc.†	3,795,105	5,365,925
515,275	Barrick Mining Corp.	2,101,126	22,440,226
400,000	Collective Mining Ltd.†	3,583,385	5,828,567
126,479	Contango ORE Inc.†	2,333,996	3,340,310
3,400,000	Discovery Silver Corp.†	8,224,695	20,758,442
645,000	DPM Metals Inc.	3,768,747	19,934,356
625,000	Eldorado Gold Corp.†	6,186,520	22,450,000
1,100,000	Equinox Gold Corp.†	7,603,690	15,444,000
717,500	Equinox Gold Corp., Toronto†	3,886,062	10,083,840
500,000	Falco Resources Ltd.†	115,657	154,821
Shares		Cost	Market Value
4,000,000	Falco Resources Ltd., Toronto†	$925,256	$1,162,799
36,700	Franco-Nevada Corp.	1,083,003	7,607,386
753,125	G Mining Ventures Corp.†	6,457,939	22,765,769
1,250,000	IAMGOLD Corp.†	8,790,300	20,612,500
1,305,000	K92 Mining Inc.†	3,471,575	21,573,312
1,440,000	Kinross Gold Corp.	7,013,913	40,550,400
271,000	Lundin Gold Inc.	2,262,643	22,512,419
1,650,000	Montage Gold Corp.†	3,385,900	11,877,163
643,748	Newmont Corp.	22,693,903	64,278,238
516,666	OceanaGold Corp.	4,521,056	14,643,042
1,075,000	Orla Mining Ltd.†	10,025,878	14,480,250
25,000	Orla Mining Ltd., Toronto†	267,356	336,236
350,000	Osisko Development Corp.†	1,211,470	1,185,749
400,000	Osisko Development Corp., Toronto†	1,478,440	1,396,000
300,000	Pan American Silver Corp.	6,641,870	15,543,000
74,625	Royal Gold Inc.	10,088,249	16,588,391
475,000	Snowline Gold Corp.†	3,608,321	6,007,796
150,000	Southern Cross Gold Consolidated Ltd.†	532,884	1,157,335
1,750,000	Thesis Gold Inc.†	2,374,650	2,792,248
6,250,000	Troilus Mining Corp.†	6,308,346	7,149,102
456,000	Wesdome Gold Mines Ltd.†	498,713	7,554,872
1,800,000	Western Copper & Gold Corp.†	2,429,838	4,812,939
140,000	Wheaton Precious Metals Corp.	2,656,504	16,452,800
		178,724,103	583,700,996
	South Africa — 1.2%
220,000	Gold Fields Ltd., ADR	2,619,376	9,605,200

	TOTAL COMMON STOCKS	259,611,483	803,727,294

	WARRANTS — 0.1%
	Metals and Mining — 0.1%
	North America — 0.1%
15,000	Contango ORE Inc., expire 05/09/26†	0	31,159
2,000,000	Falco Resources Ltd., expire 04/16/27†	0	195,585
24,999	Osisko Development Corp., expire 03/02/27†	0	37
	TOTAL WARRANTS	0	226,781

	TOTAL INVESTMENTS — 102.4%	$259,611,483	803,954,075

	Other Assets and Liabilities (Net) — (2.4)%		(18,473,785)

	NET ASSETS — 100.0%		$785,480,290

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Schedule of Investments (Continued) — December 31, 2025

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments, at value (cost $259,611,483)	$803,954,075
Cash	48,576
Receivable for Fund shares sold	2,802,464
Dividends receivable	21,930
Prepaid expenses	49,002
Total Assets	806,876,047
Liabilities:
Foreign currency overdraft, at value (cost $53,509)	53,450
Line of credit payable	19,159,000
Payable for Fund shares redeemed	1,199,427
Payable for investment advisory fees	669,518
Payable for distribution fees	97,210
Payable for accounting fees	3,750
Other accrued expenses	213,402
Total Liabilities	21,395,757
Net Assets
(applicable to 16,678,602 shares outstanding)	$785,480,290

Net Assets Consist of:
Paid-in capital	$295,892,103
Total distributable earnings	489,588,187
Net Assets	$785,480,290

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($274,279,442 ÷ 5,878,785 shares outstanding; 375,000,000 shares authorized)	$46.66
Class A:
Net Asset Value and redemption price per share ($53,367,817 ÷ 1,141,818 shares outstanding; 250,000,000 shares authorized)	$46.74
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$49.59
Class C:
Net Asset Value and offering price per share ($33,846,911 ÷ 816,896 shares outstanding; 125,000,000 shares authorized)	$41.43	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($423,986,120 ÷ 8,841,103 shares outstanding; 125,000,000 shares authorized)	$47.96

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $522,270)	$6,669,065
Interest	63,933
Total Investment Income	6,732,998
Expenses:
Investment advisory fees	5,291,965
Distribution fees - Class AAA	448,192
Distribution fees - Class A	84,626
Distribution fees - Class C	206,336
Shareholder services fees	356,712
Shareholder communications expenses	148,388
Custodian fees	122,392
Directors’ fees	92,000
Legal and audit fees	78,704
Registration expenses	56,256
Accounting fees	45,000
Interest expense	22,861
Miscellaneous expenses	75,583
Total Expenses	7,029,015
Less:
Expenses paid indirectly by broker (See Note 6)	(6,302)
Net Expenses	7,022,713
Net Investment Loss	(289,715)

Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments	93,830,320
Net realized loss on forward foreign exchange contracts	(3,516)
Net realized loss on foreign currency transactions	(44,442)
Net realized gain on investments, forward foreign exchange contracts, and foreign currency transactions	93,782,362
Net change in unrealized appreciation/ (depreciation):
on investments	429,830,464
on foreign currency translations	(2,367)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	429,828,097
Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency	523,610,459
Net Increase in Net Assets Resulting from Operations	$523,320,744

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income/(loss)	$(289,715)	$115,313
Net realized gain on investments, forward foreign exchange contracts, and foreign currency transactions	93,782,362	36,151,741
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	429,828,097	6,004,997
Net Increase in Net Assets Resulting from Operations	523,320,744	42,272,051

Distributions to Shareholders:
Accumulated earnings
Class AAA	(37,386,241)	(2,107,186)
Class A	(7,267,068)	(388,410)
Class C	(4,671,644)	(171,605)
Class I	(58,319,455)	(3,943,365)
	(107,644,408)	(6,610,566)
Return of capital
Class AAA	(351,342)	(87,145)
Class A	(68,258)	(15,899)
Class C	(45,144)	(10,767)
Class I	(547,098)	(143,709)
	(1,011,844)	(257,520)
Total Distributions to Shareholders	(108,656,252)	(6,868,086)

Capital Share Transactions:
Class AAA	30,641,133	(21,743,493)
Class A	7,779,391	(2,086,674)
Class C	6,452,385	(2,547,051)
Class I	10,918,110	(23,582,600)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	55,791,019	(49,959,818)

Redemption Fees	64,738	8,756

Net Increase/(Decrease) in Net Assets	470,520,249	(14,547,097)

Net Assets:
Beginning of year	314,960,041	329,507,138
End of year	$785,480,290	$314,960,041

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2025	$20.17	$(0.06)		$33.82	$33.76	$(3.54)	$(3.66)	$(0.07)	$(7.27)	$0.00	$46.66	167.26%	$274,279	(0.17)%		1.44	%(d)	24%
2024	17.92	(0.01)		2.69	2.68	(0.41)	—	(0.02)	(0.43)	0.00	20.17	14.92	105,418	(0.07)		1.44	(d)	16
2023	16.80	0.05		1.27	1.32	(0.15)	—	(0.05)	(0.20)	0.00	17.92	7.84	113,158	0.31		1.55	(d)	14
2022	18.88	0.04		(2.12)	(2.08)	—	—	—	—	0.00	16.80	(11.02)	111,688	0.22		1.51		13
2021	20.74	0.03	(e)	(1.89)	(1.86)	—	—	—	—	0.00	18.88	(8.97)	139,019	0.16	(e)	1.49		14
Class A
2025	$20.20	$(0.06)		$33.88	$33.82	$(3.54)	$(3.67)	$(0.07)	$(7.28)	$0.00	$46.74	167.30%	$53,368	(0.18)%		1.44	%(d)	24%
2024	17.95	(0.01)		2.69	2.68	(0.41)	—	(0.02)	(0.43)	0.00	20.20	14.91	19,463	(0.07)		1.44	(d)	16
2023	16.83	0.05		1.27	1.32	(0.15)	—	(0.05)	(0.20)	0.00	17.95	7.83	19,126	0.31		1.55	(d)	14
2022	18.92	0.04		(2.13)	(2.09)	—	—	—	—	0.00	16.83	(11.05)	19,026	0.22		1.51		13
2021	20.78	0.03	(e)	(1.90)	(1.87)	—	—	—	—	0.00	18.92	(8.95)	21,519	0.16	(e)	1.49		14
Class C
2025	$18.13	$(0.28)		$30.24	$29.96	$(3.28)	$(3.27)	$(0.11)	$(6.66)	$0.00	$41.43	165.17%	$33,847	(0.92)%		2.19	%(d)	24%
2024	16.14	(0.14)		2.42	2.28	(0.28)	—	(0.01)	(0.29)	0.00	18.13	14.09	11,749	(0.81)		2.19	(d)	16
2023	15.15	(0.07)		1.14	1.07	(0.03)	—	(0.05)	(0.08)	0.00	16.14	7.03	12,838	(0.45)		2.30	(d)	14
2022	17.15	(0.08)		(1.92)	(2.00)	—	—	—	—	0.00	15.15	(11.66)	13,430	(0.53)		2.26		13
2021	18.99	(0.10	)(e)	(1.73)	(1.83)	—	—	—	—	0.00	17.15	(9.69)	16,929	(0.58	)(e)	2.24		14
Class I
2025	$20.68	$0.03		$34.70	$34.73	$(3.62)	$(3.76)	$(0.07)	$(7.45)	$0.00	$47.96	167.85%	$423,986	0.09%		1.19	%(d)	24%
2024	18.36	0.04		2.76	2.80	(0.46)	—	(0.02)	(0.48)	0.00	20.68	15.24	178,330	0.17		1.19	(d)	16
2023	17.21	0.10		1.30	1.40	(0.20)	—	(0.05)	(0.25)	0.00	18.36	8.09	184,385	0.57		1.30	(d)	14
2022	19.29	0.08		(2.16)	(2.08)	—	—	—	—	0.00	17.21	(10.78)	162,021	0.46		1.26		13
2021	21.14	0.08	(e)	(1.93)	(1.85)	—	—	—	—	0.00	19.29	(8.75)	186,776	0.42	(e)	1.24		14

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense during all periods presented. For the years ended December 31, 2025, 2024 and 2021, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.43%, 1.43%, and 1.48%, (Class AAA and Class A), 2.18%, 2.18%, and 2.23%, (Class C), 1.18%, 1.18%, and 1.23% (Class I), respectively. For the years ended December 31, 2023, and 2022, the effect of interest expense was minimal.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024 and 2023, there was minimal impact on the expense ratios.
(e)	In the year ended December 31, 2021, the Fund received income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.01 (Class AAA and Class A), $(0.12) (Class C), and $0.07 (Class I), and the net investment income/(loss) ratios would have been 0.07% (Class AAA and Class A), (0.67%) (Class C), 0.34% (Class I).

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Notes to Financial Statements

1. Organization. Gabelli Gold Fund, Inc. (the Fund) was incorporated on May 13, 1994 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on July 11, 1994.

The Fund’s primary objective is long term capital appreciation. The Fund may invest a high percentage of its assets in metals and mining sector of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of each Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining
Asia/Pacific Rim	$154,261,384	—	$154,261,384
Europe	56,159,714	—	56,159,714
North America	581,953,475	$1,747,521	583,700,996
South Africa	9,605,200	—	9,605,200
Total Common Stocks	801,979,773	1,747,521	803,727,294
Warrants:
Metals and Mining
North America	—	226,781	226,781
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$801,979,773	$1,974,302	$803,954,075

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Continued)

changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at December 31, 2025, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. The Fund’s volume of activity in forward foreign exchange contracts during the year ended December 31, 2025 had an average monthly notional amount of approximately $4,615.

For the year ended December 31, 2025, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Continued)

Exchange Contracts, and Foreign Currency, within Net realized loss on forward foreign exchange contracts and Net change in unrealized appreciation/depreciation on forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on passive foreign investment companies and other investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to change in prior year return of capital. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2025, reclassifications were made to decrease paid-in capital by $364,768, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Distributions paid from:
Ordinary income	$52,926,387	$6,610,566
Net long term capital gains	54,718,021	—
Return of capital	1,011,844	257,520
Total distributions paid	$108,656,252	$6,868,086

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$489,588,187

The Fund is permitted to carry capital losses forward for an unlimited period.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Continued)

Capital losses that are carried forward will retain their character as either short term or long term capital losses.

At December 31, 2025, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to wash sales for tax purposes and mark-to-market adjustments on investments in passive foreign investment companies.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$314,365,947	$492,671,701	$(3,083,573)	$489,588,128

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2025, other than short term securities and U.S. Government obligations, aggregated $125,282,704 and $160,199,682, respectively.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Continued)

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2025, the Distributor retained a total of $39,745 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the year ended December 31, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $6,302.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2025, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2025, there was $19,159,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 84 days of borrowings during the year ended December 31, 2025 was $2,245,595 with a weighted average interest rate of 5.35%. The maximum amount borrowed at any time during the year ended December 31, 2025 was $20,903,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Continued)

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,062,727	$70,890,941	1,022,012	$20,302,561
Shares issued upon reinvestment of distributions	794,072	37,147,165	106,239	2,158,781
Shares redeemed	(2,204,282)	(77,396,973)	(2,216,602)	(44,204,835)
Net increase/(decrease)	652,517	$30,641,133	(1,088,351)	$(21,743,493)
Class A
Shares sold	321,321	$11,086,657	265,979	$5,323,558
Shares issued upon reinvestment of distributions	137,090	6,425,409	17,485	355,816
Shares redeemed	(279,889)	(9,732,675)	(385,547)	(7,766,048)
Net increase/(decrease)	178,522	$7,779,391	(102,083)	$(2,086,674)
Class C
Shares sold	222,992	$7,134,374	58,725	$1,100,553
Shares issued upon reinvestment of distributions	111,741	4,642,827	9,814	179,207
Shares redeemed	(165,970)	(5,324,816)	(215,781)	(3,826,811)
Net increase/(decrease)	168,763	$6,452,385	(147,242)	$(2,547,051)
Class I
Shares sold	2,761,682	$95,306,139	2,179,415	$44,612,512
Shares issued upon reinvestment of distributions	1,132,307	54,452,630	181,444	3,779,481
Shares redeemed	(3,678,104)	(138,840,659)	(3,776,880)	(71,974,593)
Net increase/(decrease)	215,885	$10,918,110	(1,416,021)	$(23,582,600)

ReFlow Services, LLC The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the year ended December 31, 2025 the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Continued)

making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. On February 25, 2026, the Fund renewed the unsecured and uncommitted line of credit, which expires on April 30, 2026, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Gold Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Gabelli Gold Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gabelli Gold Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2026

Gabelli Gold Fund, Inc.

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Gold Fund, Inc.

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year ended December 31, 2025, the Fund paid to shareholders ordinary income distributions of $3.4849, $3.4825, $3.2800, and $3.5635 per share for Class AAA, Class A, Class C, and Class I, respectively, and return of capital distributions of $0.1256, $0.1318, $0.1100, and $0.1262 per share for Class AAA, Class A, Class C, and Class I, respectively and long term capital gains totaling $54,718,021, or the maximum allowable. For the year ended December 31, 2025, 0.06% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 13.67% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2025 which was derived from U.S. Treasury securities was 0.95%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

Daniel E. Zucchi
President,
Daniel E. Zucchi Associates

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB008Q425AR

GABELLI FUNDS

GABELLI GOLD FUND, INC.

Annual Report
December 31, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli Gold Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2025	$20.17	$(0.06)		$33.82	$33.76	$(3.54)	$(3.66)	$(0.07)	$(7.27)	$0.00	$46.66	167.26%	$274,279	(0.17)%		1.44	%(d)	24%
2024	17.92	(0.01)		2.69	2.68	(0.41)	—	(0.02)	(0.43)	0.00	20.17	14.92	105,418	(0.07)		1.44	(d)	16
2023	16.80	0.05		1.27	1.32	(0.15)	—	(0.05)	(0.20)	0.00	17.92	7.84	113,158	0.31		1.55	(d)	14
2022	18.88	0.04		(2.12)	(2.08)	—	—	—	—	0.00	16.80	(11.02)	111,688	0.22		1.51		13
2021	20.74	0.03	(e)	(1.89)	(1.86)	—	—	—	—	0.00	18.88	(8.97)	139,019	0.16	(e)	1.49		14
Class A
2025	$20.20	$(0.06)		$33.88	$33.82	$(3.54)	$(3.67)	$(0.07)	$(7.28)	$0.00	$46.74	167.30%	$53,368	(0.18)%		1.44	%(d)	24%
2024	17.95	(0.01)		2.69	2.68	(0.41)	—	(0.02)	(0.43)	0.00	20.20	14.91	19,463	(0.07)		1.44	(d)	16
2023	16.83	0.05		1.27	1.32	(0.15)	—	(0.05)	(0.20)	0.00	17.95	7.83	19,126	0.31		1.55	(d)	14
2022	18.92	0.04		(2.13)	(2.09)	—	—	—	—	0.00	16.83	(11.05)	19,026	0.22		1.51		13
2021	20.78	0.03	(e)	(1.90)	(1.87)	—	—	—	—	0.00	18.92	(8.95)	21,519	0.16	(e)	1.49		14
Class C
2025	$18.13	$(0.28)		$30.24	$29.96	$(3.28)	$(3.27)	$(0.11)	$(6.66)	$0.00	$41.43	165.17%	$33,847	(0.92)%		2.19	%(d)	24%
2024	16.14	(0.14)		2.42	2.28	(0.28)	—	(0.01)	(0.29)	0.00	18.13	14.09	11,749	(0.81)		2.19	(d)	16
2023	15.15	(0.07)		1.14	1.07	(0.03)	—	(0.05)	(0.08)	0.00	16.14	7.03	12,838	(0.45)		2.30	(d)	14
2022	17.15	(0.08)		(1.92)	(2.00)	—	—	—	—	0.00	15.15	(11.66)	13,430	(0.53)		2.26		13
2021	18.99	(0.10	)(e)	(1.73)	(1.83)	—	—	—	—	0.00	17.15	(9.69)	16,929	(0.58	)(e)	2.24		14
Class I
2025	$20.68	$0.03		$34.70	$34.73	$(3.62)	$(3.76)	$(0.07)	$(7.45)	$0.00	$47.96	167.85%	$423,986	0.09%		1.19	%(d)	24%
2024	18.36	0.04		2.76	2.80	(0.46)	—	(0.02)	(0.48)	0.00	20.68	15.24	178,330	0.17		1.19	(d)	16
2023	17.21	0.10		1.30	1.40	(0.20)	—	(0.05)	(0.25)	0.00	18.36	8.09	184,385	0.57		1.30	(d)	14
2022	19.29	0.08		(2.16)	(2.08)	—	—	—	—	0.00	17.21	(10.78)	162,021	0.46		1.26		13
2021	21.14	0.08	(e)	(1.93)	(1.85)	—	—	—	—	0.00	19.29	(8.75)	186,776	0.42	(e)	1.24		14

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense during all periods presented. For the years ended December 31, 2025, 2024 and 2021, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.43%, 1.43%, and 1.48%, (Class AAA and Class A), 2.18%, 2.18%, and 2.23%, (Class C), 1.18%, 1.18%, and 1.23% (Class I), respectively. For the years ended December 31, 2023, and 2022, the effect of interest expense was minimal.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024 and 2023, there was minimal impact on the expense ratios.
(e)	In the year ended December 31, 2021, the Fund received income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.01 (Class AAA and Class A), $(0.12) (Class C), and $0.07 (Class I), and the net investment income/(loss) ratios would have been 0.07% (Class AAA and Class A), (0.67%) (Class C), 0.34% (Class I).

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

E. Val Cerutti	$8,500
Werner J. Roeder	$11,500
Anthonie C. van Ekris	$8,500
Salvatore J. Zizza	$10,500
Daniel E. Zucchi	$8,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Gold Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 9, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 9, 2026

*	Print the name and title of each signing officer under his or her signature.